Operating Segment and Geographic Information (Schedule of Net Sales to Unaffiliated Customers) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 163,329	¥ 111,878	¥ 132,903
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	13,120	12,221	14,045
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	27,695	10,720	20,583
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	9,076	7,276	9,061
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 113,438	¥ 81,661	¥ 89,214